COMMITMENTS AND CONTINGENCIES (Employment Agreements) (Details) (USD $)	1 Months Ended			12 Months Ended
	Nov. 19, 2012	Nov. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Oct. 01, 2012	Sep. 21, 2012
Patrick White [Member]
COMMITMENTS AND CONTINGENCIES
Consulting fee, year one				$ 170,000
Consulting fee, year two				140,000
Amount of bonus to be paid				40,000
Amended consulting fee, per month, year one				14,167
Amended consulting fee, per month, year two				11,667
Bonus paid				40,000
Options granted		50,000	50,000
Exercise price	$ 3.0					$ 4.26
Options cancelled		50,000
Philip Jones [Member]
COMMITMENTS AND CONTINGENCIES
Options granted		100,000
Exercise price	$ 3.0					$ 4.26
Options cancelled		25,000
Robert Bzdick [Member]
COMMITMENTS AND CONTINGENCIES
Severance payments amount				300,000
Amount of bonus to be paid				50,000
Severance payment, year 1				100,000
Severance payment amount, years 2 to 5				50,000
Annual salary amount before amendment					240,000
Annual salary amount after amendment					$ 200,000
Options granted	100,000	150,000	150,000
Exercise price	$ 3.0					$ 4.26
Options cancelled		150,000